Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 CNY (¥)
Value-added tax receivable from customers	$ 356,038	$ 457,840
Impairment of long lived assets
Interest and penalties
Unrecognized uncertain tax positions
Antidilutive securities excluded from computation of earnings per share, amount | shares
Deferred offering cost		$ 312,202
Deferred issuing costs	$ 864,673
RMB [Member]
Payment of income tax | ¥				¥ 100,000
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income	50.00%
Electronic Equipment [Member]
Percentage of residual value	5.00%			5.00%
Furniture [Member]
Percentage of residual value	5.00%			5.00%
Leasehold Improvement [Member]
Percentage of residual value	0.00%			0.00%